Post Employment Benefits - Summary of Pension Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Pension obligations	€ 398	€ 131
Total	€ 398	€ 131